Staff expenses - Summary of changes in share awards - Narrative (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related in equity settled share based payment arrangements | €	€ 17	€ 38	€ 46
Expense related in cash settled share based payment arrangements | €	€ 2	€ 3	€ 3
Weighted average share price, exercise for options exercised | € / shares	€ 5.73	€ 10.89	€ 13.65
Minimum holding requirement in years before employees can dispose of shares	2 years
Share awards related in equity settled share based payment arrangements	3,326,457	3,346,004	5,211,339
Share awards related in cash settled share based payment arrangements	551,762	511,044	643,660
Unrecognised compensation cost related to share awards amount | €	€ 10	€ 15	€ 29
Costs expected to be recognised over weighted average period	1 year 7 months 6 days	1 year 4 months 24 days	1 year 4 months 24 days
Executive board of ING Groep N.V. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	63,837	0	31,743
Management board of ING Bank [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	122,338	2,837	80,036
Senior management and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	3,678,776	2,167,817	3,989,214
Description of share based payment arrangement	The share awards granted in 2020 relate to the performance year 2019. In 2020, 63,837 share awards (2019: 0; 2018:31,743) were granted to the members of the Executive Board of ING Groep N.V., and 122,338 share awards (2019: 2,837; 2018: 80,036) were granted to the Management Board Banking. To senior management and other employees 3,678,776 share awards (2019: 2,167,817; 2018: 3,989,214) were granted.